CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	9 Months Ended
Oct. 04, 2021 shares
Private Placement Units
Sale of 832,500 Private Placement Units, Net (Shares)	832,500